Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Details) $ in Thousands	May 02, 2025 USD ($) installment	Feb. 07, 2025 USD ($) vessel	Jan. 07, 2025 vessel
Ethylene-Capable Liquefied Gas Vessels
Debt Instrument [Line Items]
Number of vessels acquired | vessel		3	3
February 2025 Facility
Debt Instrument [Line Items]
Debt term		18 months
Aggregate principal amount		$ 74,600
Basis spread on variable rate (as a percent)		1.80%
Balloon payment		$ 25,000
Debt, option to extend, term		18 months
September 2020 Secured Loan Facility Due September 2025
Debt Instrument [Line Items]
Repayments of secured loan facility	$ 143,400
October 2013 Secured Loan Facility Due May 2027
Debt Instrument [Line Items]
Repayments of secured loan facility	14,700
Line of Credit | May 2025 Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000
Debt term	6 years
Basis spread on variable rate (as a percent)	1.70%
Number of quarterly installments | installment	24
Balloon payment	$ 146,500
Line of Credit | May 2025 Facility | Term Loan
Debt Instrument [Line Items]
Aggregate principal amount	230,000
Line of Credit | May 2025 Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 70,000